Classification of Expenses By Nature	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Classification of Expenses By Nature	Classification of Expenses by Nature
Details of classification of expenses by nature for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(In millions of Korean won)
Advertising expenses	₩ 13,661	₩ 29,898	₩ 35,948
Fees and commissions	472,324	259,024	215,613
Lease expenses	1,292	1,179	1,125
Outsourcing expenses	13,053	11,415	12,997
Salaries	44,339	40,315	35,532
Expenses related to defined contribution and benefit plans	2,505	2,255	2,090
Employee benefits	4,256	3,895	3,390
Depreciation	5,252	5,145	4,570
Amortization	2,406	1,917	1,748
Other expenses	5,422	3,733	3,361
Total	₩ 564,510	₩ 358,776	₩ 316,374

Total expenses consist of cost of sales, selling, general and administrative expenses and research and development.